CONCENTRATIONS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of allowance for doubtful accounts [Abstract]
Balance at beginning of the year	$ 418,539	$ 480,076	$ 2,172,972
Provisions	0	1,038,047
Reversed	0	(49,912)	(310,699)
Accounts written off		(1,038,047)	(1,435,204)
Translation difference	(17,654)	(11,625)	53,007
Balance at end of the year	$ 400,885	$ 418,539	$ 480,076